Related Parties - Principal transactions (Details) $ in Thousands, $ in Millions	12 Months Ended
	Dec. 31, 2024 MXN ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 MXN ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 MXN ($)
Revenues, other income and interest income:
Royalties	$ 111,766				$ 660,842
Programming production and transmission rights	1,312,319		$ 1,516,369		1,453,105
Telecom services	650,197		466,957		205,591
Administrative services	220,027		73,430		105,127
Advertising	1,659,121		1,902,307		1,854,152
Interest income	540,488		685,098		618,921
Lease	529,716		412,329		408,893
Total revenues, other income and interest income	5,023,634		5,056,490		5,306,631
Costs and expenses:
Donations	30,000		30,000		26,229
Advertising	167,079		266,834		297,497
Administrative services	83,870		66,597		125,053
Interests expense	12,798
Technical services			299,192		391,896
Programming production, transmission rights and telecom	4,412,001		5,176,944		4,499,464
Total	4,705,748		5,839,567		$ 5,340,139
Univision
Related party transactions
Provision for certain yearly minimum guaranteed advertising	$ 180,331	$ 10.6	$ 211,829	$ 10.8